10. STOCK COMPENSATION (Details - Option information) (Stock Options [Member], USD $)	6 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Stock Options [Member]
Number of Shares, Vested	24,294,227
Weighted Average Exercise Price, Vested	$ 0.26
Weighted Average Remaining Contractual Term in Years, Vested	3 years 11 months 16 days
Number of Shares, Expected to vest	4,711,811
Weighted Average Exercise Price, Expected to vest	$ 0.14
Weighted Average Remaining Contractual Term in Years, Expected to vest	9 years 1 month 24 days
Number of Shares	29,006,038	26,133,407